Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Operating and formation costs	$ 1,349,564	$ 615,353	$ 4,855,684	$ 1,497,328	$ 316,021	$ 3,794,176
Loss from operations	(1,349,564)	(615,353)	(4,855,684)	(1,497,328)	(316,021)	(3,794,176)
Interest and dividend income on investments held in Trust Account	289,490	613,919	837,993	957,962	2,747	2,030,383
Unrealized loss on forward purchase units	(2,760,000)		(3,220,000)
Net Loss	$ (3,820,074)	$ (1,434)	$ (7,237,691)	$ (539,366)	$ (313,274)	$ (1,763,793)
Class A Ordinary Shares
Basic weighted average shares outstanding (in Shares)	2,080,915	23,000,000	2,242,476	23,000,000	4,011,628	19,398,096
Basic net loss per share (in Dollars per share)	$ (0.49)	$ 0	$ (0.91)	$ (0.02)	$ (0.03)	$ (0.07)
Class B Ordinary Shares
Basic weighted average shares outstanding (in Shares)	5,750,000	5,750,000	5,750,000	5,750,000	5,072,674 [1]	5,750,000 [1]
Basic net loss per share (in Dollars per share)	$ (0.49)	$ 0	$ (0.91)	$ (0.02)	$ (0.03)	$ (0.07)

[1]	In August 2021, the Sponsor surrendered 1,437,500 Class B ordinary shares for no consideration, resulting in an aggregate of 5,750,000 Class B ordinary shares outstanding. All share and per-share amounts have been retroactively restated to reflect the share surrender (see Note 5).